Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Net loss attributable to redeemable non-controlling interest	CAD (4,952)	CAD (3,571)
Net effect of non-controlling interests (note 19)	(38,550)	(31,976)
Non-controlling interests	562,358	356,800
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests (note 19)	1,853	1,966
Non-controlling interests	1,050	958
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net loss attributable to redeemable non-controlling interest	(4,952)	(3,571)
Net effect of non-controlling interests (note 19)	(35,451)	(30,371)
Non-controlling interests	CAD 561,308	CAD 355,842